Shareholder Fees - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO	Dec. 30, 2024 USD ($)
FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO | Fidelity ZERO International Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none